Revenue and Other Income (Tables)	12 Months Ended
Dec. 31, 2025
Revenue And Other Income
Schedule of Revenue

	For the Years Ended
	December 31,
	2025	2024
Revenue
Digital Asset Mining Revenue	$128,842	$232,510
Provision of GPU Infrastructure services	1,436,420	205,043
Other revenue	1,369	739
Total Revenue	$1,566,631	$438,292

Schedule of Other Income

Other income

	For the Years Ended
	December 31,
	2025	2024
Other income
Gain on Disposal of Fixed Assets	$961,713	$-
Fixed asset donation	-	273,273
Other Income	54,090	-
Research and development Grants	-	648,049
Other Income	$1,015,803	$921,322